Segment Disclosures - Capital Expenditures and Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Expenditures and Investments
Consolidated capital expenditures and investments	$ 6,636	$ 6,750	$ 4,591
Interest Income and Expense
Interest income	166	97	112
Interest and debt expense	778	735	1,098
Corporate, Non-Segment [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	61	190	63
Interest Income and Expense
Interest income	149	80	101
Interest and debt expense	778	735	1,098
Alaska Segment [Member] | Operating Segments [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	1,513	1,298	815
Interest Income and Expense
Interest income	0	0	0
Lower 48 Segment [Member] | Operating Segments [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	3,394	3,184	2,136
Interest Income and Expense
Interest income	0	0	0
Canada Segment [Member] | Operating Segments [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	368	477	202
Interest Income and Expense
Interest income	0	0	0
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	708	877	872
Interest Income and Expense
Interest income	11	12	11
Asia Pacific Segment [Member] | Operating Segments [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	584	718	482
Interest Income and Expense
Interest income	6	5	0
Other International Segment [Member] | Operating Segments [Member]
Capital Expenditures and Investments
Consolidated capital expenditures and investments	8	6	21
Interest Income and Expense
Interest income	$ 0	$ 0	$ 0